Fair Value Measurements - Fair Value on Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Debt securities available for sale, at fair value	$ 1,122,017	$ 1,025,946
Debt securities held to maturity	367,289	350,153
Equity securities	$ 6,802	6,673
Financial liabilities:
Derivative Asset, Statement of Financial Position, Extensible Enumeration, Not Disclosed Flag	Derivative assets
Derivative Liability, Statement of Financial Position, Extensible Enumeration, Not Disclosed Flag	Derivative liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	$ 340,806	289,223
Debt securities available for sale, at fair value	398,470	314,702
Debt securities held to maturity	0	0
Equity securities	6,471	6,350
Federal Home Loan Bank stock	0	0
Loans receivable, net	0	0
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
Borrowings	0	0
Derivative liabilities	0	0
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents	0	0
Debt securities available for sale, at fair value	711,909	700,743
Debt securities held to maturity	367,289	350,153
Equity securities	331	323
Federal Home Loan Bank stock	64,604	60,387
Loans receivable, net	0	0
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,260	8,088,842
Borrowings	1,192,416	1,077,466
Derivative liabilities	13,503	20,025
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	0	0
Debt securities available for sale, at fair value	11,638	10,501
Debt securities held to maturity	0	0
Equity securities		0
Federal Home Loan Bank stock	0	0
Loans receivable, net	8,015,243	7,393,058
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
Borrowings	0	0
Derivative liabilities	0	0
Carrying Value
Financial assets:
Cash and cash equivalents	340,806	289,223
Debt securities available for sale, at fair value	1,122,017	1,025,946
Debt securities held to maturity	396,233	392,840
Equity securities	6,802	6,673
Federal Home Loan Bank stock	64,604	60,387
Loans receivable, net	8,224,809	7,856,970
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,079	8,096,149
Borrowings	1,183,472	1,080,600
Derivative liabilities	13,503	20,025
Total Fair Value
Financial assets:
Cash and cash equivalents	340,806	289,223
Debt securities available for sale, at fair value	1,122,017	1,025,946
Debt securities held to maturity	367,289	350,153
Equity securities	6,802	6,673
Federal Home Loan Bank stock	64,604	60,387
Loans receivable, net	8,015,243	7,393,058
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,260	8,088,842
Borrowings	1,192,416	1,077,466
Derivative liabilities	$ 13,503	$ 20,025